Equity Based Compensation - Summary of Non-vested RSU activity (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2011 Restricted Stock Units (RSUs)	Mar. 31, 2013 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs units, Unvested Opening Balance				2,000	2,600	1,133
RSUs units, Granted				500	0
RSUs units, Vested				(600)	(600)
RSUs units, Forfeited				0	0
RSUs units, Ending Balance				1,900	2,000	1,133
Weighted-average grant-date fair value, Unvested opening Balance				$ 750	$ 750
Weighted-average grant-date fair value, Granted	$ 272.0	$ 240.8	$ 136.1	$ 1,040	$ 0
Weighted-average grant-date fair value, Vested				$ 750	$ 750
Weighted-average grant-date fair value, Forfeited				$ 0	$ 0
Weighted-average grant-date fair value, Unvested Ending Balance				$ 826	$ 750